Commitments and Contingencies - Gross Held-to-Maturity Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Held-to-maturity Securities [Abstract]
Amortized Cost	$ 69,954
Less: Outside working interest owners share	(65,222)
U.S. Bank Money Market Cash Equivalent [Member]
Held-to-maturity Securities [Abstract]
Amortized Cost	$ 135,176